Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Ossen Innovation Co. Ltd.
Entity Central Index Key	0001485538
Trading Symbol	OSN
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	19,828,790